Accumulated Other Comprehensive Income (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accumulated other comprehensive income
Balance at the beginning of the period	$ 6,213	$ 10,605	$ 8,015
Other comprehensive income (loss) before reclassifications	1,852	(4,883)	2,361
Amounts reclassified from accumulated other comprehensive income	196	491	229
Total other comprehensive income (loss)	2,048	(4,392)	2,590
Balance at the end of the period	8,261	6,213	10,605
Unrealized gains on securities
Accumulated other comprehensive income
Balance at the beginning of the period	5,950	10,495	7,922
Other comprehensive income (loss) before reclassifications	1,802	(4,840)	2,344
Amounts reclassified from accumulated other comprehensive income	196	295	229
Total other comprehensive income (loss)	1,998	(4,545)	2,573
Balance at the end of the period	7,948	5,950	10,495
OTTI
Accumulated other comprehensive income
Balance at the beginning of the period	263	110	93
Other comprehensive income (loss) before reclassifications	50	(43)	17
Amounts reclassified from accumulated other comprehensive income	0	196	0
Total other comprehensive income (loss)	50	153	17
Balance at the end of the period	$ 313	$ 263	$ 110